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1933 Act/Rule 497(e)

February 16, 2021

VIA EDGAR

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust

File No. 033-05033 and 811-04642

To The Commission Staff:

On behalf of Virtus Variable Insurance Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus KAR Equity Income Series (the “Series”), in the Trust filed under Rule 497(e) on February 1, 2021. The purpose of this filing is to submit the 497(e) filing dated February 1, 2021 in XBRL for the Series.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President and Chief Legal Officer

Virtus Mutual Funds

cc:	Ralph Summa

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